Income Taxes - Components of the Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Net operating loss	$ 146,382	$ 126,143
Plant, equipment, and mine development	60,840	65,760
Interest expense carryforward	24,369	10,590
Inventories	12,289	17,163
Reorganization costs	7,701	7,437
Assets held-for-sale	3,149	3,106
Asset retirement obligation	927	1,225
Other liabilities	609	490
Stock-based compensation	257	0
Credits and other	(6)	(6)
Valuation allowance	(256,517)	(231,908)
Total net deferred tax assets	$ 0	$ 0